Earnings per share	12 Months Ended
Mar. 31, 2022
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Earnings per share

26. Earnings per share
The following table sets forth the computation of basic and diluted earnings per share:

	Year ended March 31,
	2022	2021	2020
Numerator:
Profit after tax	$132,101	$102,617	$116,769
Denominator:
Basic weighted average ordinary shares outstanding	48,891,004	49,765,672	49,726,636
Dilutive impact of equivalent share-based options and RSUs	2,357,573	2,343,077	2,310,304
Diluted weighted average ordinary shares outstanding	51,248,577	52,108,749	52,036,940
The computation of earnings per ordinary share (“EPS”) was determined by dividing profit by the weighted average ordinary shares outstanding during the respective periods.
The Company excluded from the calculation of diluted EPS RSUs for the issuance of
3,165, 4,995 and 3,365 shares for the year ended March 31, 2022, 2021 and 2020, respectively, because their effect will be anti-dilutive.